Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies:

Contingencies

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. As of December 31, 2022, management is not aware of any material claims or contingent liabilities, which have not been disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments

The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 9 to 60 months and extension periods vary from 11 to 27 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes in the freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.

The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at December 31, 2022. For index-linked time charter contracts the calculation was made using the initial charter rates (these amounts do not include any assumed off-hire).

Twelve-month periods ending December 31,	Amount
2023	114,441
2024	25,862
2025	15,056
2026	5,321
Total	160,680

In April 2018, the Company moved into its new office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five-year term. On September 16, 2020, the lease term was amended and set for ten years (i.e., April 2028), with a Company’s option to extend the lease term for two consecutive five-year terms thereafter. The monthly rent was set at Euro 12,747 and after the prepayment of Euro 250,000, on September 22, 2020 resulted in a reduced monthly rent of Euro 10,000 or ($10.7 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.0666 as of December 31, 2022). Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The rent expense for the years ended December 31, 2022, 2021 and 2020 was $161, $179 and $180, respectively.

The following table sets forth the Company’s undiscounted office rental obligations as at December 31, 2022:

Twelve-month periods ending December 31,	Amount
2023	128
2024	128
2025	128
2026	128
2027	128
Thereafter	32
Total	672
Less: imputed interest	(173)
Present value of lease liabilities	499

Lease liabilities, current	108
Lease liabilities, non-current	391
Present value of lease liabilities	499